Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	1,123.65
Total Transaction Valuation	8,136,472.96
Total Offset Amount	0.00
Net Fee	$ 1,123.65
Offering Table N/A
Offset Table N/A	N/A